INVESTMENTS IN EQUITY ACCOUNTED INVESTEES	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
INVESTMENTS IN EQUITY ACCOUNTED INVESTEES	INVESTMENTS IN EQUITY ACCOUNTED INVESTEES

	Ownership Interest at December 31 (percent)		Share of Profit (Loss) from Equity Investments		Investment in Equity Accounted Investees at December 31
			For the years ended December 31
($ millions)	2021	2020	2021	2020	2021	2020
Alliance	50	50	111	105	2,686	2,498
Aux Sable	42.7 - 50	42.7 - 50	77	—	377	401
Ruby(1)	—	—	12	122	—	—
Veresen Midstream	45	45	77	50	1,349	1,374
CKPC(2)	50	50	—	(314)	—	—
Cedar LNG	49.9	—	—	—	130	—
Other	50 - 75	50 - 75	4	5	80	104
Total			281	(32)	4,622	4,377
(1)    Pembina owns a 50 percent convertible, cumulative preferred interest in Ruby.
(2)    Includes nil (2020: $314 million) impairment in share of profit from equity accounted investees.
Investments in equity accounted investees include the unamortized excess of the purchase price over the underlying net book value of the investee's assets and liabilities at the purchase date, which is comprised of $223 million (2020: $98 million) Goodwill, $2.7 billion (2020: $2.8 billion) in property, plant and equipment and intangibles and nil in long-term debt (2020: $33 million). In 2021, the long-term debt purchase price adjustment was fully amortized as an equity accounted investee redeemed its outstanding debt and entered into a new financing arrangement.
Pembina has U.S. $1.3 billion in Investments in Equity Accounted Investees that is held by entities whose functional currency is the U.S. dollar. The resulting foreign exchange loss for the year ended December 31, 2021 of $11 million (2020: $51 million loss) has been included in Other Comprehensive Income.
Cedar LNG Acquisition
On June 4, 2021, Pembina acquired a 49.9 percent interest in a joint venture with the Haisla Nation to develop the Cedar LNG Project, a LNG facility located on the coast of British Columbia within the Douglas Channel on Haisla-owned land. The purchase price of $125 million was allocated to goodwill as the net fair value of the identifiable assets and liabilities is nil. Pembina's investment of $130 million at December 31, 2021 includes $70 million of accrued contingent consideration payable on achievement of certain conditions. Under the terms of the agreements, Pembina has commitments to make additional payments on a positive final investment decision as well as contributions to fund development costs and annual operating budgets.
Impairment of Equity Accounted Investees
During 2021, Pembina recognized U.S. $8 million in impairment associated with an advance made to Ruby in January of 2021 and during June 2021, Pembina recognized an impairment charge of $22 million on its interest in Fort Corp. The impairment charge was the result of an assessment triggered by a reduction in the contracted capacity by a key customer on certain Fort Corp assets.
In December 2020, Pembina recognized an impairment on its 50 percent convertible, cumulative preferred interest in Ruby and within its investment in CKPC. Refer to Note 10 for further information on impairments.
Distributions and Contributions
The following table summarizes distributions from and contributions to Pembina's investments in equity accounted investees:

For the years ended December 31	Distributions		Contributions
($ millions)	2021	2020	2021	2020
Alliance	212	217	299	—
Aux Sable	100	19	2	3
Ruby	13	122	—	—
Veresen Midstream	131	97	29	69
CKPC	—	—	—	152
Cedar LNG	—	—	5	—
Other	5	4	—	—
Total	461	459	335	224
Distributions received from equity investments are included in operating activities in the Consolidated Statement of Cash Flows. Distributions from Alliance and Veresen Midstream are subject to satisfying certain financing conditions including complying with financial covenants.
Contributions made to investments in equity accounted investees are included in investing activities in the Consolidated Statement of Cash Flows. Contributions for 2020 include a $22 million non-cash financial guarantee liability associated with CKPC's credit facility.
Financing Activities
On April 19, 2021, Ruby fully repaid the $16 million outstanding on its term loan.
A wholly-owned subsidiary of Ruby has debt obligations in the form of non-recourse, asset level financing. Specifically, the subsidiary has U.S. $475 million of senior notes outstanding, which come due April 1, 2022. Pembina presently does not expect the subsidiary to have adequate funds on hand to retire the senior notes when they come due. Management is currently evaluating options to satisfy this debt upon maturity.
On December 10, 2021, Alliance redeemed all of its issued and outstanding senior notes, for a total of $367 million and U.S. $175 million.
On December 10, 2021, Alliance issued a new syndicated unsecured credit agreement comprising of a $315 million non-revolving term loan facility, a $30 million revolving facility, a U.S. $250 million non-revolving term loan facility and a U.S. $30 million revolving facility. The credit facilities have a maturity date of December 10, 2024.
Summarized Financial Information
Financial information for Pembina's equity accounted investees (presented at 100 percent) is presented in the following tables and is prepared under the financial reporting framework adopted by each equity accounted investee (U.S. GAAP except for CKPC and Cedar). Differences between the equity accounted investee's earnings (loss) and earnings (loss) attributable to Pembina relate to the different accounting standards applied and amortization of the excess of the purchase price over the underlying net book value of the investee's assets and liabilities at the purchase date, with the exception of Ruby which Pembina owns a 50 percent convertible, cumulative preferred interest and recognizes its share of earnings based on its distribution.
Alliance

For the years ended December 31
($ millions)	2021	2020
Earnings and Comprehensive Income
Revenue	905	840
Expenses	(353)	(296)
Depreciation and amortization	(138)	(141)
Finance costs and other(1)(2)	(115)	(61)
Earnings	299	342
Earnings attributable to Pembina	111	105
(1)    Includes interest income of nil (2020:$2 million).
(2)    Includes interest expense of $118 million (2020: $66 million).

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	264	122
Non-current assets	1,690	1,816
Current liabilities(2)	67	206
Non-current liabilities(3)	814	1,121
(1)    Includes cash and cash equivalents of $168 million (2020:$25 million).
(2)    Includes trade, other payables and provisions of $48 million (2020: $71 million).
(3)    Includes trade, other payables and provisions of $9 million (2020:$128 million).
Aux Sable

For the years ended December 31
($ millions)	2021	2020
Earnings and Comprehensive Income (Loss)
Revenue	1,967	1,059
Expenses	(1,747)	(1,019)
Depreciation and amortization	(43)	(49)
Earnings (loss)	177	(9)
Earnings attributable to Pembina	77	—

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	196	162
Non-current assets	707	757
Current liabilities(2)	143	107
Non-current liabilities(3)	164	155
(1)    Includes cash and cash equivalents of $24 million (2020: $50 million).
(2)    Includes trade, other payables and provisions of $98 million (2020: $103 million).
(3)    Includes trade, other payables and provisions of $5 million (2020: $5 million).
Ruby

For the years ended December 31
($ millions)	2021	2020
Earnings and Comprehensive Income (Loss)
Revenue	286	432
Expenses	(8)	(29)
Depreciation and amortization	(26)	(143)
Impairment	—	(2,953)
Finance costs and other(1)	(21)	(130)
Earnings (loss)	231	(2,823)
Earnings attributable to Pembina	12	122
(1)    Includes interest expense of $79 million (2020: $104 million).

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	137	50
Non-current assets	662	688
Current liabilities(2)	622	77
Non-current liabilities(3)	302	928
(1)    Includes cash and cash equivalents of $113 million (2020: $6 million).
(2)    Includes trade, other payables and provisions of $1 million (2020: $2 million).
(3)    Includes trade, other payables and provisions of $296 million (2020: $278 million).
Veresen Midstream

For the years ended December 31
($ millions)	2021	2020
Earnings and Comprehensive Income
Revenue(4)	661	565
Expenses	(216)	(177)
Depreciation and amortization(4)	(191)	(177)
Finance costs and other(1)	(67)	(84)
Earnings	187	127
Earnings attributable to Pembina	77	50
(1)    Includes interest expense of $71 million (2020: $80 million).

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	211	167
Non-current assets(4)	4,605	4,671
Current liabilities(2)(4)	147	114
Non-current liabilities(3)(4)	2,674	2,689
(1)    Includes cash and cash equivalents of $1 million (2020: nil).
(2)    Includes trade, other payables and provisions of $63 million (2020: $80 million).
(3)    Includes trade, other payables and provisions of $61 million (2020: $56 million).
(4)    Prior year information has been restated.
CKPC

For the years ended December 31
($ millions)	2021	2020
Earnings (Loss) and Comprehensive Income (Loss)
Expenses	(6)	(4)
Impairment	—	(589)
Finance costs(1)	(1)	(33)
Earnings (loss)	(7)	(626)
Earnings (loss) attributable to Pembina	—	(314)
(1)    Includes interest income of nil (2020: $1 million).

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	33	83
Non-current assets	—	—
Current liabilities(2)	57	99
Non-current liabilities(3)	10	11
(1)    Includes cash and cash equivalents of $29 million (2020: $75 million).
(2)    Includes trade, other payables and provisions of $57 million (2020: $99 million).
(3)    Includes trade, other payables and provisions of $10 million (2020: $11 million).
Cedar LNG
Cedar LNG was formed in June 2021 and has not yet commenced operations and therefore has not recognized material revenues or expenses.

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets	2	—
Non-current assets	50	—
Current liabilities(1)	6	—
Non-current liabilities(2)	36	—
(1)    Includes trade, other payables and provisions of $3 million (2020: nil).
(2)    Includes trade, other payables and provisions of $34 million (2020: nil).
Other

For the years ended December 31
($ millions)	2021	2020
Earnings and Comprehensive Income
Revenue	57	51
Expenses	(23)	(16)
Depreciation and amortization	(15)	(16)
Finance costs and other(1)	—	(5)
Earnings	19	14
Earnings attributable to Pembina	4	5
(1)    Includes interest expense of $1 million (2020: $2 million).

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	6	6
Non-current assets	104	117
Current liabilities(2)	25	25
Non-current liabilities(3)	42	64
(1)    Includes cash and cash equivalents of $1 million (2020: $1 million).
(2)    Includes trade, other payables and provisions of $4 million (2020: $3 million).
(3)    Includes trade, other payables and provisions of $1 million (2020: $1 million).